SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 9, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Polaris Select Investor Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris Platinum O-Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Polaris Select Investor Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

Effective on or about March 9, 2018, the subadvisor for the SunAmerica Series Trust SA Boston Company Capital Growth Portfolio changed from “The Boston Company Asset Management, LLC” to “BNY Mellon Asset Management North America Corporation.” Accordingly, all references in the prospectuses to “The Boston Company Asset Management, LLC” are replaced with “BNY Mellon Asset Management North America Corporation.”

Underlying Fund:	Managed by:	Trust	Asset Class

SA Boston Company Capital Growth	BNY Mellon Asset Management North America Corporation	SAST	STOCK

Dated: March 19, 2018

Please keep this Supplement with your Prospectus